Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

Note 21 – Net Loss Per Share

Basic and diluted earnings per common share (“EPS”) are computed using the two-class method, which is an earnings allocation formula that determines EPS for each class of common stock and participating securities, according to dividends declared and participation rights in undistributed earnings. The Company’s unvested Earnout Shares are considered participating securities because they are legally issued at the grant date and holders have a non-forfeitable right to receive dividends.

Basic EPS is generally calculated by dividing net income/loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS is generally calculated by dividing net income/loss attributable to common stockholders adjusted for the effects of any dilutive securities by the weighted average number of common shares outstanding plus the additional dilution for all potentially dilutive securities. During loss periods, diluted loss per share is based on the weighted average number of common shares outstanding (basic), because the inclusion of common stock equivalents would be antidilutive.

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31, 2021:

Year Ended
December 31,
(in thousands, except per share data)	2021
Numerator
Net loss	$(57,762)
Less: net loss attributable to noncontrolling interest	(51,856)
Net loss attributable to Class A common stockholders	(5,906)
Less: net loss attributable to participating securities	(62)
Net loss attributable to Class A common stockholders, basic and diluted	$(5,844)

Denominator
Weighted average common stock outstanding	68,734
Less: weighted average unvested Earnout Shares outstanding	(719)
Weighted average common stock outstanding, basic and diluted	68,015

Net loss per share – basic and diluted	$(0.09)

Prior to the consummation of the CRIS Business Combination, EVgo OpCo was wholly owned by EVgo Holdings. In connection with the CRIS Business Combination, EVgo Holdings contributed all of the equity interests in EVgo Holdco to EVgo OpCo in exchange for 195,800,000 EVgo OpCo Units, the Company contributed all of its assets and 195,800,000 shares of Class B common stock to Thunder Sub, Thunder Sub transferred 195,800,000 shares of Class B common stock and the right to enter into the Tax Receivable Agreement to EVgo Holdings, and Thunder Sub contributed all of its remaining assets to EVgo OpCo in exchange for EVgo OpCo Units equal to the number of shares of Class A common stock outstanding. The Class B common stock owned by EVgo Holdings have been evaluated and are excluded from net income per share calculations as they do not participate in earnings or loss of the Company. Therefore, retrospective application of the conversion of these ownership interests into shares of Class B common stock would not result in an appropriate or meaningful presentation of EPS. Therefore, the EPS information presented only relates to the periods subsequent to the consummation of the CRIS Business Combination on July 1, 2021 and has not been presented for the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020.

The Company’s potentially dilutive securities consist of the Company’s Public Warrants, Private Placement Warrants, restricted stock units and unvested Earnout Shares. For the periods in which EPS is presented, the following securities were excluded from the computation of diluted EPS since their impact would have been antidilutive:

As of
December 31,
(in thousands)	2021
Public Warrants	14,949
Private Placement Warrants	3,149
Restricted stock units	1,955
20,053

Additionally, 718,750 unvested Earnout Shares were excluded from the computation of diluted EPS since their vesting threshold (i.e., the $15.00 Triggering Event) had not yet been met as of December 31, 2021.